As filed with the Securities and Exchange Commission on December 7, 2000 Registration Nos.
33-88460
811-08946

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549
                                   FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933   [_]
Pre-Effective Amendment No.                               [_]
Post-Effective Amendment No. 10                           [X]

                                    and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  [_]
Amendment No. 32                                                 [X]
                    (Check appropriate box or boxes)

                              SEPARATE ACCOUNT A
                          (Exact Name of Registrant)

                        PACIFIC LIFE INSURANCE COMPANY
                              (Name of Depositor)

                           700 Newport Center Drive
                       Newport Beach, California  92660
        (Address of Depositor's Principal Executive Offices) (Zip Code)

                               (949) 219-3743
              (Depositor's Telephone Number, including Area Code)

                                Diane N. Ledger
                                Vice President
                        Pacific Life Insurance Company
                           700 Newport Center Drive
                       Newport Beach, California  92660
                    (Name and address of agent for service)

                       Copies of all communications to:

           Diane N. Ledger                          Jane A. Kanter, Esq.
   Pacific Life Insurance Company                  Dechert Price & Rhoads
           P. O. Box 9000                           1775 Eye Street, N.W.
    Newport Beach, CA 92658-9030                Washington, D.C. 20006-2401


Approximate Date of Proposed Public Offering

It is proposed that this filing will become effective (check appropriate box)

[_]  immediately upon filing pursuant to paragraph (b) of Rule 485
[X]  on January 2, 2001 pursuant to paragraph (b) of Rule 485
[_]  60 days after filing pursuant to paragraph (a) (1) of Rule 485
[_]  on ____________ pursuant to paragraph (a) (1) of Rule 485

If appropriate, check the following box:

[_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Interests in the Separate Account under Pacific Portfolios Variable Annuity individual flexible premium variable annuity contracts.

Filing Fee: None

                                  PROSPECTUS

(Included in Post-Effective Amendment No. 7 to the Registrant's Registration Statement on Form N-4, Accession No. 0001017062-00-000955, filed on April 21, 2000, and incorporated by reference herein.)

                      STATEMENT OF ADDITIONAL INFORMATION

(Included in Registrant's Form 497, File No. 33-88460, Accession No. 0001017062-00-002105, filed on October 2, 2000, and incorporated by reference herein.)

        Supplement Dated January 2, 2001 to Prospectus Dated May 1, 2000
              for Pacific Portfolios, a variable annuity contract
                    issued by Pacific Life Insurance Company

                       This supplement changes the Prospectus to reflect the following, and restates information contained in a supplement dated October 2, 2000:

                      ---------------------------------------------------------
Eleven new Variable    The following new Variable Investment Options are added
Investment Options     to the list on page 1 of the Prospectus.
are available
                       .Blue Chip                .Strategic Value
                       .Aggressive Growth        .Focused 30
                       .Financial Services       .Capital Opportunities
                       .Health Sciences          .Mid-Cap Growth
                       .Technology               .Global Growth
                       .Telecommunications

                      ---------------------------------------------------------
The Bond and Income    The Bond and Income Variable Account terminated on
Investment Option      September 22, 2000.
is no longer
available
                       All references to the Bond and Income Investment
                       Option, Portfolio, Subaccount or Variable Account in the Prospectus are removed.

                       Unless you instruct us otherwise, to the extent any outstanding instruction you have on file with us designates the Bond and Income Subaccount, the instruction will be deemed an instruction for the Managed Bond Subaccount. Instructions include, but are not limited to, instructions for Purchase Payment allocations, any transfer or exchange instructions, including instructions under the Portfolio Rebalancing, Dollar Cost Averaging, and Sweep Programs, and Partial Withdrawal instructions.

                      ---------------------------------------------------------
The new eleven         The new eleven Variable Accounts invest in their
Variable Accounts      corresponding Portfolios of the Fund. References to the
are added as           22 Variable Investment Options throughout the
Variable Investment    Prospectus are changed to refer to 31 Variable
Options                Investment Options or Subaccounts.

                      ---------------------------------------------------------
The International      Lazard Asset Management is the portfolio manager of the
Value Portfolio has    International Value Portfolio.
a new portfolio
manager

                      ---------------------------------------------------------
A portfolio manager    Mercury Asset Management US has changed its name to
has changed its        Mercury Advisors.
name

                      ---------------------------------------------------------
AN OVERVIEW OF         The following replaces the Other Expenses section on
PACIFIC PORTFOLIOS-    page 7 of the Prospectus:
Fees and Expenses
paid by the Pacific    Other expenses
Select Fund: Other
Expenses is            The table also shows the advisory fee and Fund expenses
replaced               as an annual percentage of each Portfolio's average
                       daily net assets for the year 2000, adjusted to reflect reduced custody fees. To help limit Fund expenses, effective July 1, 2000 we contractually agreed to waive all or part of our investment advisory fees or otherwise reimburse each Portfolio for operating expenses (including organizational expenses, but not including advisory fees, additional costs associated with foreign investing and extraordinary expenses) that exceed an annual rate of 0.10% of its average daily net assets. Such waiver or reimbursement is subject to repayment to us to the extent such expenses fall below the 0.10% expense cap. For each Portfolio, our right to repayment is limited to amounts waived and/or reimbursed that exceed the new 0.10% expense cap and, except for Portfolios that started on or after October
                       2, 2000, that do not exceed the previously established
                       0.25% expense cap. Any amounts repaid to us will have the effect of increasing such expenses of the Portfolio, but not above the 0.10% expense cap. There is no guarantee that we will continue to cap expenses after December 31, 2001. In 2000, Pacific Life reimbursed approximately $19,662 to the I-Net
                       Tollkeeper Portfolio, $12,631 to the Strategic Value
                       Portfolio, $4,849 to the Focused 30 Portfolio and
                       $15,042 to the Small-Cap Index Portfolio.

                   --------------------------------------------------------------------------
                                                                      Less
                                          Advisory Other    Total     adviser's     Total net
                   Portfolio              fee      expenses expenses+ reimbursement expenses
                   --------------------------------------------------------------------------
                                              As an annual % of average daily net assets
                   Blue Chip/1/           0.95     0.06     1.01       --           1.01
                   Aggressive Growth/1/   1.00     0.06     1.06       --           1.06
                   Aggressive Equity      0.80     0.04     0.84       --           0.84
                   Emerging Markets/2/    1.10     0.20     1.30       --           1.30
                   Diversified Research   0.90     0.09     0.99       --           0.99
                   Small-Cap Equity/2/    0.65     0.05     0.70       --           0.70
                   International
                    Large-Cap/2/          1.05     0.14     1.19       --           1.19
                   Equity                 0.65     0.04     0.69       --           0.69
                   I-Net Tollkeeper/2/    1.50     0.13     1.63      (0.02)        1.61
                   Financial Services/1/  1.10     0.15     1.25      (0.05)        1.20
                   Health Sciences/1/     1.10     0.11     1.21      (0.01)        1.20
                   Technology/1/          1.10     0.08     1.18       --           1.18
                   Telecommunications/1/  1.10     0.08     1.18       --           1.18
                   Multi-Strategy         0.65     0.04     0.69       --           0.69
                   Equity Income          0.65     0.04     0.69       --           0.69
                   Strategic Value        0.95     0.54     1.49      (0.44)        1.05
                   Growth LT              0.75     0.04     0.79       --           0.79
                   Focused 30             0.95     0.44     1.39      (0.34)        1.05
                   Mid-Cap Value          0.85     0.04     0.89       --           0.89
                   International Value    0.85     0.11     0.96       --           0.96
                   Capital
                    Opportunities/1/      0.80     0.06     0.86       --           0.86
                   Mid-Cap Growth/1/      0.90     0.06     0.96       --           0.96
                   Global Growth/1/       1.10     0.19     1.29       --           1.29
                   Equity Index/2/        0.25     0.04     0.29       --           0.29
                   Small-Cap Index/2/     0.50     0.13     0.63      (0.02)        0.61
                   REIT                   1.10     0.05     1.15       --           1.15
                   Government
                    Securities/2/         0.60     0.05     0.65       --           0.65
                   Managed Bond/2/        0.60     0.05     0.65       --           0.65
                   Money Market/2/        0.34     0.04     0.38       --           0.38
                   High Yield Bond/2/     0.60     0.04     0.64       --           0.64
                   Large-Cap Value        0.85     0.05     0.90       --           0.90
                   --------------------------------------------------------------------------

                       /1/ Expenses are estimated. There were no actual
                           advisory fees or expenses for these Portfolios in 2000 because the Portfolios started after December 31, 2000.
                       /2/ Total adjusted net expenses for these Portfolios,
                           after deduction of an offset for custodian credits were: 1.29% for Emerging Markets Portfolio, 0.69% for Small-Cap Equity Portfolio, 1.18% for International Large-Cap Portfolio, 1.60% for I-Net Tollkeeper Portfolio, 0.28% for Equity Index Portfolio, 0.60% for Small-Cap Index Portfolio, 0.62% for Government Securities Portfolio, 0.64% for Managed Bond Portfolio, 0.37% for Money Market Portfolio, and 0.63% for High Yield Bond Portfolio.
                       + The Fund has adopted a brokerage enhancement 12b-1 plan, under which brokerage transactions may be placed with broker-dealers in return for credits, cash, or other compensation that may be used to help promote distribution of Fund shares. There are no fees or charges to any Portfolio under this plan, although the Fund's distributor may defray expenses of up to approximately $850,000 for the year 2000, which it might otherwise incur for distribution. If such defrayed amount were considered a Fund expense, it would represent approximately .0067% or less of any Portfolio's average daily net assets.

                      ---------------------------------------------------------
AN OVERVIEW OF         The Examples on page 8 of the Prospectus is replaced
PACIFIC PORTFOLIOS-    with the following:
Examples is
replaced               The following table shows the expenses you would pay on
                       each $1,000 you invested if, at the end of each period, you: annuitized your Contract; surrendered your Contract and withdrew the Contract Value, or did not annuitize or surrender, but left the money in your Contract.

                       These examples assume the following:

                       . the Contract Value starts at $45,000

                       . the Investment Options have an annual return of 5%

                       . the Annual Fee is deducted even when the Contract
                         Value goes over $50,000 and a waiver would normally apply.

                       without EGMDBR and GIA Rider reflects the expenses you would pay if you did not buy the optional Enhanced Guaranteed Minimum Death Benefit Rider (EGMDBR) and the Guaranteed Income Advantage (GIA) Rider.

                       with EGMDBR reflects the expenses you would pay if you bought the optional Enhanced Guaranteed Minimum Death Benefit Rider, but not the GIA Rider. These expenses depend on the age of the youngest Annuitant on the Contract Date.

                       with GIA Rider reflects the expenses you would pay if you bought the optional Guaranteed Income Advantage Rider, but not the Enhanced Guaranteed Minimum Death Benefit Rider.

                       with EGMDBR and GIA Rider reflects the expenses you would pay if you bought the optional Enhanced Guaranteed Minimum Death Benefit Rider and the Guaranteed Income Advantage Rider.

                       These examples do not show past or future expenses. Your actual expenses in any year may be more or less than those shown here.

                   --------------------------------------------------------------------------------------
                                                                                     Expenses if you did
                                                                                     not annuitize or
                                           Expenses if you      Expenses if you      surrender, but left
                                           annuitized           surrendered          the money in your
                                           your Contract ($)    your Contract ($)    Contract ($)
                   --------------------------------------------------------------------------------------
                   Variable Account        1 yr 3 yr 5 yr 10 yr 1 yr 3 yr 5 yr 10 yr 1 yr 3 yr 5 yr 10 yr
                   --------------------------------------------------------------------------------------
                   Blue Chip
                   without EGMDBR and GIA
                   rider                     88   78  133   282   88  132  160   282   25   78  133   282
                   with EGMDBR; age 0-65     89   81  138   292   89  135  165   292   26   81  138   292
                   with EGMDBR; age 66-75    91   87  148   312   91  141  175   312   28   87  148   312
                   with GIA Rider            91   87  148   312   91  141  175   312   28   87  148   312
                   with EGMDBR and GIA
                   Rider; age 0-65           92   90  153   321   92  144  180   321   29   90  153   321
                   with EGMDBR and GIA
                   Rider; age 66-75          94   96  163   341   94  150  190   341   31   96  163   341
                   --------------------------------------------------------------------------------------
                   Aggressive Growth
                   without EGMDBR and GIA
                   rider                     89   79  135   287   89  133  162   287   26   79  135   287
                   with EGMDBR; age 0-65     90   82  140   297   90  136  167   297   27   82  140   297
                   with EGMDBR; age 66-75    92   88  150   316   92  142  177   316   29   88  150   316
                   with GIA Rider            92   88  150   316   92  142  177   316   29   88  150   316
                   with EGMDBR and GIA
                   Rider; age 0-65           93   91  155   326   93  145  182   326   30   91  155   326
                   with EGMDBR and GIA
                   Rider; age 66-75          95   97  165   345   95  151  192   345   32   97  165   345
                   --------------------------------------------------------------------------------------
                   Aggressive Equity
                   without EGMDBR and GIA
                   rider                     87   73  124   265   87  127  151   265   24   73  124   265
                   with EGMDBR; age 0-65     88   76  129   275   88  130  156   275   25   76  129   275
                   with EGMDBR; age 66-75    90   82  139   295   90  136  166   295   27   82  139   295
                   with GIA Rider            90   82  139   295   90  136  166   295   27   82  139   295
                   with EGMDBR and GIA
                   Rider; age 0-65           91   85  144   305   91  139  171   305   28   85  144   305
                   with EGMDBR and GIA
                   Rider; age 66-75          93   91  154   325   93  145  181   325   30   91  154   325
                   --------------------------------------------------------------------------------------
                   Emerging Markets
                   without EGMDBR and GIA
                   rider                     91   86  147   309   91  140  174   309   28   86  147   309
                   with EGMDBR; age 0-65     92   89  152   319   92  143  179   319   29   89  152   319
                   with EGMDBR; age 66-75    94   95  161   338   94  149  188   338   31   95  161   338
                   with GIA Rider            94   95  161   338   94  149  188   338   31   95  161   338
                   with EGMDBR and GIA
                   Rider; age 0-65           95   98  166   348   95  152  193   348   32   98  166   348
                   with EGMDBR and GIA
                   Rider; age 66-75          97  104  176   366   97  158  203   366   34  104  176   366
                   --------------------------------------------------------------------------------------

                   --------------------------------------------------------------------------------------
                                                                                     Expenses if you did
                                                                                     not annuitize or
                                           Expenses if you      Expenses if you      surrender, but left
                                           annuitized           surrendered          the money in your
                                           your Contract ($)    your Contract ($)    Contract ($)
                   --------------------------------------------------------------------------------------
                   Variable Account        1 yr 3 yr 5 yr 10 yr 1 yr 3 yr 5 yr 10 yr 1 yr 3 yr 5 yr 10 yr
                   --------------------------------------------------------------------------------------
                   Diversified Research
                   without EGMDBR and GIA
                   rider                     88   77  132   280   88  131  159   280   25   77  132   280
                   with EGMDBR; age 0-65     89   80  137   290   89  134  164   290   26   80  137   290
                   with EGMDBR; age 66-75    91   86  147   310   91  140  174   310   28   86  147   310
                   with GIA Rider            91   86  147   310   91  140  174   310   28   86  147   310
                   with EGMDBR and GIA
                   Rider; age 0-65           92   89  152   319   92  143  179   319   29   89  152   319
                   with EGMDBR and GIA
                   Rider; age 66-75          94   95  162   339   94  149  189   339   31   95  162   339
                   --------------------------------------------------------------------------------------
                   Small-Cap Equity
                   without EGMDBR and GIA
                   rider                     85   68  117   250   85  122  144   250   22   68  117   250
                   with EGMDBR; age 0-65     86   71  122   260   86  125  149   260   23   71  122   260
                   with EGMDBR; age 66-75    88   77  132   280   88  131  159   280   25   77  132   280
                   with GIA Rider            88   77  132   280   88  131  159   280   25   77  132   280
                   with EGMDBR and GIA
                   Rider; age 0-65           89   80  137   290   89  134  164   290   26   80  137   290
                   with EGMDBR and GIA
                   Rider; age 66-75          91   86  147   310   91  140  174   310   28   86  147   310
                   --------------------------------------------------------------------------------------
                   International Large Cap
                   without EGMDBR and GIA
                   rider                     90   83  141   299   90  137  168   299   27   83  141   299
                   with EGMDBR; age 0-65     91   86  146   309   91  140  173   309   28   86  146   309
                   with EGMDBR; age 66-75    93   92  156   328   93  146  183   328   30   92  156   328
                   with GIA Rider            93   92  156   328   93  146  183   328   30   92  156   328
                   with EGMDBR and GIA
                   Rider; age 0-65           94   95  161   337   94  149  188   337   31   95  161   337
                   with EGMDBR and GIA
                   Rider; age 66-75          96  101  171   356   96  155  198   356   33  101  171   356
                   --------------------------------------------------------------------------------------
                   Equity
                   without EGMDBR and GIA
                   rider                     85   68  117   250   85  122  144   250   22   68  117   250
                   with EGMDBR; age 0-65     86   71  122   260   86  125  149   260   23   71  122   260
                   with EGMDBR; age 66-75    88   77  132   280   88  131  159   280   25   77  132   280
                   with GIA Rider            88   77  132   280   88  131  159   280   25   77  132   280
                   with EGMDBR and GIA
                   Rider; age 0-65           89   80  137   290   89  134  164   290   26   80  137   290
                   with EGMDBR and GIA
                   Rider; age 66-75          91   86  147   310   91  140  174   310   28   86  147   310
                   --------------------------------------------------------------------------------------
                   I-Net Tollkeeper
                   without EGMDBR and GIA
                   rider                     94   95  162   339   94  149  189   339   31   95  162   339
                   with EGMDBR; age 0-65     95   98  167   348   95  152  194   348   32   98  167   348
                   with EGMDBR; age 66-75    97  104  176   367   97  158  203   367   34  104  176   367
                   with GIA Rider            97  104  176   367   97  158  203   367   34  104  176   367
                   with EGMDBR and GIA
                   Rider; age 0-65           98  107  181   376   98  161  208   376   35  107  181   376
                   with EGMDBR and GIA
                   Rider; age 66-75         100  113  191   394  100  167  218   394   37  113  191   394
                   --------------------------------------------------------------------------------------
                   Financial Services
                   without EGMDBR and GIA
                   rider                     90   83  142   301   90  137  169   301   27   83  142   301
                   with EGMDBR; age 0-65     91   86  147   310   91  140  174   310   28   86  147   310
                   with EGMDBR; age 66-75    93   92  157   330   93  146  184   330   30   92  157   330
                   with GIA Rider            93   92  157   330   93  146  184   330   30   92  157   330
                   with EGMDBR and GIA
                   Rider; age 0-65           94   95  162   339   94  149  189   339   31   95  162   339
                   with EGMDBR and GIA
                   Rider; age 66-75          96  101  172   358   96  155  199   358   33  101  172   358
                   --------------------------------------------------------------------------------------
                   Health Sciences
                   without EGMDBR and GIA
                   rider                     90   83  142   301   90  137  169   301   27   83  142   301
                   with EGMDBR; age 0-65     91   86  147   310   91  140  174   310   28   86  147   310
                   with EGMDBR; age 66-75    93   92  157   330   93  146  184   330   30   92  157   330
                   with GIA Rider            93   92  157   330   93  146  184   330   30   92  157   330
                   with EGMDBR and GIA
                   Rider; age 0-65           94   95  162   339   94  149  189   339   31   95  162   339
                   with EGMDBR and GIA
                   Rider; age 66-75          96  101  172   358   96  155  199   358   33  101  172   358
                   --------------------------------------------------------------------------------------
                   Technology
                   without EGMDBR and GIA
                   rider                     90   83  141   299   90  137  168   299   27   83  141   299
                   with EGMDBR; age 0-65     91   86  146   309   91  140  173   309   28   86  146   309
                   with EGMDBR; age 66-75    93   92  156   328   93  146  183   328   30   92  156   328
                   with GIA Rider            93   92  156   328   93  146  183   328   30   92  156   328
                   with EGMDBR and GIA
                   Rider; age 0-65           94   95  161   337   94  149  188   337   31   95  161   337
                   with EGMDBR and GIA
                   Rider; age 66-75          96  101  171   356   96  155  198   356   33  101  171   356
                   --------------------------------------------------------------------------------------
                   Telecommunications
                   without EGMDBR and GIA
                   rider                     90   83  141   299   90  137  168   299   27   83  141   299
                   with EGMDBR; age 0-65     91   86  146   309   91  140  173   309   28   86  146   309
                   with EGMDBR; age 66-75    93   92  156   328   93  146  183   328   30   92  156   328
                   with GIA Rider            93   92  156   328   93  146  183   328   30   92  156   328
                   with EGMDBR and GIA
                   Rider; age 0-65           94   95  161   337   94  149  188   337   31   95  161   337
                   with EGMDBR and GIA
                   Rider; age 66-75          96  101  171   356   96  155  198   356   33  101  171   356
                   --------------------------------------------------------------------------------------

                   --------------------------------------------------------------------------------------
                                                                                     Expenses if you did
                                                                                     not annuitize or
                                           Expenses if you      Expenses if you      surrender, but left
                                           annuitized           surrendered          the money in your
                                           your Contract ($)    your Contract ($)    Contract ($)
                   --------------------------------------------------------------------------------------
                   Variable Account        1 yr 3 yr 5 yr 10 yr 1 yr 3 yr 5 yr 10 yr 1 yr 3 yr 5 yr 10 yr
                   --------------------------------------------------------------------------------------
                   Multi-Strategy
                   without EGMDBR and GIA
                   rider                     85   68  117   250   85  122  144   250   22   68  117   250
                   with EGMDBR; age 0-65     86   71  122   260   86  125  149   260   23   71  122   260
                   with EGMDBR; age 66-75    88   77  132   280   88  131  159   280   25   77  132   280
                   with GIA Rider            88   77  132   280   88  131  159   280   25   77  132   280
                   with EGMDBR and GIA
                   Rider; age 0-65           89   80  137   290   89  134  164   290   26   80  137   290
                   with EGMDBR and GIA
                   Rider; age 66-75          91   86  147   310   91  140  174   310   28   86  147   310
                   --------------------------------------------------------------------------------------
                   Equity Income
                   without EGMDBR and GIA
                   rider                     85   68  117   250   85  122  144   250   22   68  117   250
                   with EGMDBR; age 0-65     86   71  122   260   86  125  149   260   23   71  122   260
                   with EGMDBR; age 66-75    88   77  132   280   88  131  159   280   25   77  132   280
                   with GIA Rider            88   77  132   280   88  131  159   280   25   77  132   280
                   with EGMDBR and GIA
                   Rider; age 0-65           89   80  137   290   89  134  164   290   26   80  137   290
                   with EGMDBR and GIA
                   Rider; age 66-75          91   86  147   310   91  140  174   310   28   86  147   310
                   --------------------------------------------------------------------------------------
                   Strategic Value
                   without EGMDBR and GIA
                   rider                     89   79  135   286   89  133  162   286   26   79  135   286
                   with EGMDBR; age 0-65     90   82  140   296   90  136  167   296   27   82  140   296
                   with EGMDBR; age 66-75    92   88  150   316   92  142  177   316   29   88  150   316
                   with GIA Rider            92   88  150   316   92  142  177   316   29   88  150   316
                   with EGMDBR and GIA
                   Rider; age 0-65           93   91  155   325   93  145  182   325   30   91  155   325
                   with EGMDBR and GIA
                   Rider; age 66-75          95   97  165   344   95  151  192   344   32   97  165   344
                   --------------------------------------------------------------------------------------
                   Growth LT
                   without EGMDBR and GIA
                   rider                     86   71  122   260   86  125  149   260   23   71  122   260
                   with EGMDBR; age 0-65     87   74  127   270   87  128  154   270   24   74  127   270
                   with EGMDBR; age 66-75    89   80  137   290   89  134  164   290   26   80  137   290
                   with GIA Rider            89   80  137   290   89  134  164   290   26   80  137   290
                   with EGMDBR and GIA
                   Rider; age 0-65           90   83  142   300   90  137  169   300   27   83  142   300
                   with EGMDBR and GIA
                   Rider; age 66-75          92   89  152   320   92  143  179   320   29   89  152   320
                   --------------------------------------------------------------------------------------
                   Focused 30
                   without EGMDBR and GIA
                   rider                     89   79  135   286   89  133  162   286   26   79  135   286
                   with EGMDBR; age 0-65     90   82  140   296   90  136  167   296   27   82  140   296
                   with EGMDBR; age 66-75    92   88  150   316   92  142  177   316   29   88  150   316
                   with GIA Rider            92   88  150   316   92  142  177   316   29   88  150   316
                   with EGMDBR and GIA
                   Rider; age 0-65           93   91  155   325   93  145  182   325   30   91  155   325
                   with EGMDBR and GIA
                   Rider; age 66-75          95   97  165   344   95  151  192   344   32   97  165   344
                   --------------------------------------------------------------------------------------
                   Mid-Cap Value
                   without EGMDBR and GIA
                   rider                     87   74  127   270   87  128  154   270   24   74  127   270
                   with EGMDBR; age 0-65     88   77  132   280   88  131  159   280   25   77  132   280
                   with EGMDBR; age 66-75    90   83  142   300   90  137  169   300   27   83  142   300
                   with GIA Rider            90   83  142   300   90  137  169   300   27   83  142   300
                   with EGMDBR and GIA
                   Rider; age 0-65           91   86  147   310   91  140  174   310   28   86  147   310
                   with EGMDBR and GIA
                   Rider; age 66-75          93   92  157   329   93  146  184   329   30   92  157   329
                   --------------------------------------------------------------------------------------
                   International Value
                   without EGMDBR and GIA
                   rider                     88   76  130   277   88  130  157   277   25   76  130   277
                   with EGMDBR; age 0-65     89   79  135   287   89  133  162   287   26   79  135   287
                   with EGMDBR; age 66-75    91   85  145   307   91  139  172   307   28   85  145   307
                   with GIA Rider            91   85  145   307   91  139  172   307   28   85  145   307
                   with EGMDBR and GIA
                   Rider; age 0-65           92   88  150   317   92  142  177   317   29   88  150   317
                   with EGMDBR and GIA
                   Rider; age 66-75          94   94  160   336   94  148  187   336   31   94  160   336
                   --------------------------------------------------------------------------------------
                   Capital Opportunities
                   without EGMDBR and GIA
                   rider                     87   73  125   267   87  127  152   267   24   73  125   267
                   with EGMDBR; age 0-65     88   76  130   277   88  130  157   277   25   76  130   277
                   with EGMDBR; age 66-75    90   82  140   297   90  136  167   297   27   82  140   297
                   with GIA Rider            90   82  140   297   90  136  167   297   27   82  140   297
                   with EGMDBR and GIA
                   Rider; age 0-65           91   85  145   307   91  139  172   307   28   85  145   307
                   with EGMDBR and GIA
                   Rider; age 66-75          93   91  155   326   93  145  182   326   30   91  155   326
                   --------------------------------------------------------------------------------------
                   Mid-Cap Growth
                   without EGMDBR and GIA
                   rider                     88   76  130   277   88  130  157   277   25   76  130   277
                   with EGMDBR; age 0-65     89   79  135   287   89  133  162   287   26   79  135   287
                   with EGMDBR; age 66-75    91   85  145   307   91  139  172   307   28   85  145   307
                   with GIA Rider            91   85  145   307   91  139  172   307   28   85  145   307
                   with EGMDBR and GIA
                   Rider; age 0-65           92   88  150   317   92  142  177   317   29   88  150   317
                   with EGMDBR and GIA
                   Rider; age 66-75          94   94  160   336   94  148  187   336   31   94  160   336
                   ---------------------------------------------------------------------------------------

                   --------------------------------------------------------------------------------------
                                                                                     Expenses if you did
                                                                                     not annuitize or
                                           Expenses if you      Expenses if you      surrender, but left
                                           annuitized           surrendered          the money in your
                                           your Contract ($)    your Contract ($)    Contract ($)
                   --------------------------------------------------------------------------------------
                   Variable Account        1 yr 3 yr 5 yr 10 yr 1 yr 3 yr 5 yr 10 yr 1 yr 3 yr 5 yr 10 yr
                   --------------------------------------------------------------------------------------
                   Global Growth
                   without EGMDBR and GIA
                   rider                     91   86  147   309   91  140  174   309   28   86  147   309
                   with EGMDBR; age 0-65     92   89  152   319   92  143  179   319   29   89  152   319
                   with EGMDBR; age 66-75    94   95  161   338   94  149  188   338   31   95  161   338
                   with GIA Rider            94   95  161   338   94  149  188   338   31   95  161   338
                   with EGMDBR and GIA
                   Rider; age 0-65           95   98  166   348   95  152  193   348   32   98  166   348
                   with EGMDBR and GIA
                   Rider; age 66-75          97  104  176   366   97  158  203   366   34  104  176   366
                   --------------------------------------------------------------------------------------
                   Equity Index
                   without EGMDBR and GIA
                   rider                     81   56   95   207   81  110  122   207   18   56   95   207
                   with EGMDBR; age 0-65     82   59  101   217   82  113  128   217   19   59  101   217
                   with EGMDBR; age 66-75    84   65  111   239   84  119  138   239   21   65  111   239
                   with GIA Rider            84   65  111   239   84  119  138   239   21   65  111   239
                   with EGMDBR and GIA
                   Rider; age 0-65           85   68  116   249   85  122  143   249   22   68  116   249
                   with EGMDBR and GIA
                   Rider; age 66-75          87   74  126   270   87  128  153   270   24   74  126   270
                   --------------------------------------------------------------------------------------
                   Small-Cap Value
                   without EGMDBR and GIA
                   rider                     84   65  112   240   84  119  139   240   21   65  112   240
                   with EGMDBR; age 0-65     85   68  117   251   85  122  144   251   22   68  117   251
                   with EGMDBR; age 66-75    87   74  127   271   87  128  154   271   24   74  127   271
                   with GIA Rider            87   74  127   271   87  128  154   271   24   74  127   271
                   with EGMDBR and GIA
                   Rider; age 0-65           88   78  132   281   88  132  159   281   25   78  132   281
                   with EGMDBR and GIA
                   Rider; age 66-75          90   84  142   301   90  138  169   301   27   84  142   301
                   --------------------------------------------------------------------------------------
                   REIT
                   without EGMDBR and GIA
                   rider                     90   82  140   296   90  136  167   296   27   82  140   296
                   with EGMDBR; age 0-65     91   85  145   306   91  139  172   306   28   85  145   306
                   with EGMDBR; age 66-75    93   91  155   325   93  145  182   325   30   91  155   325
                   with GIA Rider            93   91  155   325   93  145  182   325   30   91  155   325
                   with EGMDBR and GIA
                   Rider; age 0-65           94   94  160   335   94  148  187   335   31   94  160   335
                   with EGMDBR and GIA
                   Rider; age 66-75          96  100  169   354   96  154  196   354   33  100  169   354
                   --------------------------------------------------------------------------------------
                   Government Securities
                   without EGMDBR and GIA
                   rider                     84   66  113   242   84  120  140   242   21   66  113   242
                   with EGMDBR; age 0-65     85   69  118   253   85  123  145   253   22   69  118   253
                   with EGMDBR; age 66-75    87   75  128   273   87  129  155   273   24   75  128   273
                   with GIA Rider            87   75  128   273   87  129  155   273   24   75  128   273
                   with EGMDBR and GIA
                   Rider; age 0-65           88   78  133   283   88  132  160   283   25   78  133   283
                   with EGMDBR and GIA
                   Rider; age 66-75          90   84  143   303   90  138  170   303   27   84  143   303
                   --------------------------------------------------------------------------------------
                   Managed Bond
                   without EGMDBR and GIA
                   rider                     85   67  114   244   85  121  141   244   22   67  114   244
                   with EGMDBR; age 0-65     86   70  119   255   86  124  146   255   23   70  119   255
                   with EGMDBR; age 66-75    88   76  129   275   88  130  156   275   25   76  129   275
                   with GIA Rider            88   76  129   275   88  130  156   275   25   76  129   275
                   with EGMDBR and GIA
                   Rider; age 0-65           89   79  134   285   89  133  161   285   26   79  134   285
                   with EGMDBR and GIA
                   Rider; age 66-75          91   85  144   305   91  139  171   305   28   85  144   305
                   --------------------------------------------------------------------------------------
                   Money Market
                   without EGMDBR and GIA
                   rider                     82   58  100   216   82  112  127   216   19   58  100   216
                   with EGMDBR; age 0-65     83   61  105   227   83  115  132   227   20   61  105   227
                   with EGMDBR; age 66-75    85   68  116   248   85  122  143   248   22   68  116   248
                   with GIA Rider            85   68  116   248   85  122  143   248   22   68  116   248
                   with EGMDBR and GIA
                   Rider; age 0-65           86   71  121   258   86  125  148   258   23   71  121   258
                   with EGMDBR and GIA
                   Rider; age 66-75          88   77  131   279   88  131  158   279   25   77  131   279
                   --------------------------------------------------------------------------------------
                   High Yield Bond
                   without EGMDBR and GIA
                   rider                     84   66  113   243   84  120  140   243   21   66  113   243
                   with EGMDBR; age 0-65     85   69  119   254   85  123  146   254   22   69  119   254
                   with EGMDBR; age 66-75    88   75  129   274   88  129  156   274   25   75  129   274
                   with GIA Rider            88   75  129   274   88  129  156   274   25   75  129   274
                   with EGMDBR and GIA
                   Rider; age 0-65           89   78  134   284   89  132  161   284   26   78  134   284
                   with EGMDBR and GIA
                   Rider; age 66-75          91   85  144   304   91  139  171   304   28   85  144   304
                   --------------------------------------------------------------------------------------
                   Large-Cap Value
                   without EGMDBR and GIA
                   rider                     87   74  127   271   87  128  154   271   24   74  127   271
                   with EGMDBR; age 0-65     88   77  132   281   88  131  159   281   25   77  132   281
                   with EGMDBR; age 66-75    90   83  142   301   90  137  169   301   27   83  142   301
                   with GIA Rider            90   83  142   301   90  137  169   301   27   83  142   301
                   with EGMDBR and GIA
                   Rider; age 0-65           91   87  147   311   91  141  174   311   28   87  147   311
                   with EGMDBR and GIA
                   Rider; age 66-75          93   93  157   330   93  147  184   330   30   93  157   330
                   --------------------------------------------------------------------------------------

                      ---------------------------------------------------------
YOUR INVESTMENT        The chart on page 11 of the Prospectus YOUR INVESTMENT
OPTIONS:               OPTIONS: Your Variable Investment Options is amended to
Your Variable          add the following:
Investment Options
is amended

                                                     Primary Investments               Portfolio
       Portfolio            Objective            (under normal circumstances)           Manager
------------------------------------------------------------------------------------------------
  Blue Chip           Long-term growth of    Equity securities of "blue chip"     A I M
                      capital. Current       companies--typically large companies
                      income is of           that are well established in their
                      secondary importance.  respective industries.
------------------------------------------------------------------------------------------------

  Aggressive Growth   Long-term growth of    Equity securities of small- and      A I M
                      capital.               medium-sized growth companies.

------------------------------------------------------------------------------------------------

  Financial Services  Long-term growth of    Equity securities in the financial   INVESCO
                      capital.               services sector. Such companies
                                             include banks, insurance companies,
                                             brokerage firms and other finance-
                                             related firms.
------------------------------------------------------------------------------------------------

  Health Sciences     Long-term growth of    Equity securities in the health      INVESCO
                      capital.               sciences sector. Such as companies
                                             that develop, produce or distribute
                                             products or services related to
                                             health care.
------------------------------------------------------------------------------------------------

  Technology          Long-term growth of    Equity securities in the technology  INVESCO
                      capital.               sector. Such companies include
                                             biotechnology, communications,
                                             computers, electronics, Internet
                                             telecommunications, networking,
                                             robotics and video.
------------------------------------------------------------------------------------------------

  Telecommunications  High total return.     Equity securities in the             INVESCO
                                             telecommunications sector. Such as
                                             companies that offer telephone
                                             service, wireless communications,
                                             satellite communications, television
                                             and movie programming, broadcasting
                                             and Internet access.
------------------------------------------------------------------------------------------------

  Strategic Value     Long-term growth of    Equity securities with the potential Janus Capital
                      capital.               for long-term growth of capital.     Corporation

------------------------------------------------------------------------------------------------

  Focused 30          Long-term growth of    Equity securities selected for their Janus Capital
                      capital.               growth potential.                    Corporation

------------------------------------------------------------------------------------------------

  Capital             Long-term growth of    Equity securities with the potential MFS
   Opportunities      capital.               for long-term growth of capital.

------------------------------------------------------------------------------------------------

  Mid-Cap Growth      Long-term growth of    Equity securities of medium-sized    MFS
                      capital.               companies believed to have above-
                                             average growth potential.

------------------------------------------------------------------------------------------------

  Global Growth       Capital appreciation.  Equity securities of any size        MFS
                                             located within and outside of the
                                             U.S.

------------------------------------------------------------------------------------------------

                      ---------------------------------------------------------
ADDITIONAL             The following replaces Telephone Transactions on page 44
INFORMATION:           of the Prospectus:
Telephone
Transactions           Telephone and Electronic Transactions
is changed to          You are automatically entitled to make certain
Telephone and          transactions by telephone or, to the extent available
Electronic             in early 2001, electronically. You may also authorize
Transactions           other people to make certain transaction requests by
                       telephone or to the extent available electronically by so indicating on the application or by sending us instructions in writing in a form acceptable to us. We cannot guarantee that you or any other person you authorize will always be able to reach us to complete a telephone or electronic transaction; for example, all telephone lines or our web-site may be busy during certain periods, such as periods of substantial market fluctuations or other drastic economic or market change, or telephones or the internet may be out of service during severe weather conditions or other emergencies. Under these circumstances, you should submit your request in writing (or other form acceptable to us). Transaction instructions we receive by telephone or electronically before 4:00 p.m. Eastern time on any Business Day will usually be effective on that day, and we will provide you confirmation of each telephone or electronic transaction.

                       We have established procedures reasonably designed to
                       confirm that instructions communicated by telephone or
                       electronically are genuine. These procedures may
                       require any person requesting a telephone or electronic
                       transaction to provide certain personal identification
                       upon our request. We may also record all or part of any
                       telephone conversation with respect to transaction
                       instructions. We reserve the right to deny any
                       transaction request made by telephone or
                       electronically. You are authorizing us to accept and to
                       act upon instructions received by telephone or
                       electronically with respect to your Contract, and you
                       agree that, so long as we comply with our procedures,
                       neither we, any of our affiliates, nor the Fund, or any
                       of their directors, trustees, officers, employees or
                       agents will be liable for any loss, liability, cost or
                       expense (including attorneys' fees) in connection with
                       requests that we believe to be genuine. This policy
                       means that so long as we comply with our procedures,
                       you will bear the risk of loss arising out of the
                       telephone and electronic transaction privileges of your
                       Contract. If a Contract has Joint Owners, each Owner
We expect to make      may individually make transaction requests by
the electronic         telephone.
transaction and
delivery features      Electronic Delivery Authorization
available in early     Subject to availability, you may authorize us to provide
2001. Please ask       prospectuses, statements and other information
your registered        ("documents") electronically by so indicating on the
representative for     application, or by sending us instructions in writing
more information       in a form acceptable to us to receive such documents
                       electronically. You must have Internet access to use this service. While we impose no additional charge for this service, there may be potential costs associated with electronic delivery, such as on-line charges.
                       Documents will be available on our Internet Web site.
                       You may access and print all documents provided through this service. As documents become available, we will notify you of this by sending you an e-mail message that will include instructions on how to retrieve the document. If our e-mail notification is returned to us as "undeliverable," we will contact you to obtain your updated e-mail address. If we are unable to obtain a valid e-mail address for you, we will send a paper copy by regular U.S. mail to your address of record. You may revoke your consent for electronic delivery at any time and we will resume providing you with a paper copy of all required documents; however, in order for us to be properly notified, your revocation must be given to us a reasonable time before electronic delivery has commenced. We will provide you with paper copies at any time upon request. Such request will not constitute revocation of your consent to receive required documents electronically.

                                    PART II

Part C:  OTHER INFORMATION

     Item 24.  Financial Statements and Exhibits
               ---------------------------------

               (a)  Financial Statements

                    Part A:  None

                    Part B:

                           (1) Registrant's Financial Statements

                               Audited Financial Statements dated as of December 31, 1999 which are incorporated by reference from the 1999 Annual Report include the following for Separate Account A:

                                 Statements of Assets and Liabilities
                                 Statements of Operations
                                 Statements of Changes in Net Assets
                                 Notes to Financial Statements

                           (2) Depositor's Financial Statements

                               Audited Consolidated Financial Statements dated as of December 31, 1999 and 1998, and for the three year period ended December 31, 1999, included in Part B include the following for Pacific Life:

                                 Independent Auditors' Report
                                 Consolidated Statements of Financial Condition Consolidated Statements of Operations Consolidated Statements of Stockholder's Equity Consolidated Statements of Cash Flows
                                 Notes to Consolidated Financial Statements

                    (b)  Exhibits

                    1.   (a)  Resolution of the Board of Directors of the
                              Depositor authorizing establishment of Separate Account A and Memorandum establishing Separate Account A./1/

                         (b) Memorandum Establishing Two New Variable Accounts--Aggressive Equity and Emerging Markets Portfolios./1/

                         (c) Resolution of the Board of Directors of Pacific Life Insurance Company authorizing conformity to the terms of the current Bylaws./3/

                    2.   Not applicable

                    3.   (a)  Distribution Agreement between Pacific Mutual Life
                              and Pacific Mutual Distributors, Inc. ("PMD") (formerly Pacific Equities Network) /1/

                         (b) Form of Selling Agreement between Pacific Mutual Life, PMD and Various Broker-Dealers /1/

                    4.   (a)  Form of Individual Flexible Premium Variable
                              Accumulation Annuity Contract /2/

                         (b)  Qualified Plan Loan Endorsement /1/


                         (c)  Qualified Pension Plan Rider /1/

                         (d)  403(b) Tax-Sheltered Annuity Rider /2/

                         (e)  Section 457 Plan Rider /1/

                         (f) Endorsement for 403(b) Texas Optional Retirement Program (ORP) /1/

                         (g)  Individual Retirement Annuity Rider (Form
                              20-13900)

                         (h) Roth Individual Retirement Annuity Rider (Form R-RIRA 198) /3/

                         (i) Simple Individual Retirement Annuity Rider (Form 20-13400)

                         (j)  DCA Plus Fixed Option Endorsement
                              (Form E-DCA 697)/3/

                         (k) Guaranteed Minimum Death Benefit Endorsement (Form E-GMDB 398) /3/

                         (l) Enhanced Guaranteed Minimum Death Benefit Rider (Form R-EGMDB 398) /3/

                         (m) Guaranteed Income Advantage Rider (Form 23-113499) /5/

                    5.   (a)  Variable Annuity Application. (Form No. 25-12410)

                         (b)  Variable Annuity PAC APP /1/

                         (c)  Application/Confirmation Form/6/

                    6.   (a)  Pacific Life's Articles of Incorporation /3/

                         (b)  By-laws of Pacific Life /3/

                    7.   Not applicable

                    8.   Fund Participation Agreement/6/

                    9. Opinion and Consent of legal officer of Pacific Mutual Life as to the legality of Contracts being registered. /1/

                    10.  Independent Auditors' Consent/7/

                    11.  Not applicable

                    12.  Not applicable

                    13.  Performance Calculations/7/

                    14.  Not applicable

                    15.  Powers of Attorney/6/

                    16.  Not applicable

/1/ Included in Registrant's Form N-4, File No. 33-88460, Accession No. 0000898430-96-001377 filed on April 19, 1996 and incorporated by reference herein.

/2/ Included in Registrant's Form N-4, File No. 33-88460, Accession No. 0001017062-97-000794 filed on April 30, 1997 and incorporated by reference herein.

/3/ Included in Registrant's Form N-4, File No. 33-88460, Accession No. 0001017062-98-000945 filed on April 29, 1998 and incorporated by reference herein.

/4/ Included in Registrant's Form N-4, File No. 33-88460, Accession No. 0001017062-99-000659 filed on April 15, 1999 and incorporated by reference.

/5/ Included in Registrant's Form 497, File No. 33-88460, Accession No. 0001017062-99-001607 filed on September 14, 1999 and incorporated by reference herein.

/6/ Included in Registrant's Form N-4/B, File No. 33-88460, Accession No. 0001017062-00-000577 filed on February 29, 2000 and incorporated by reference herein.

/7/ Included in Registrant's Form N-4/B, File No. 33-88460, Accession No. 0001017062-00-000955 filed on April 21, 2000 and incorporated by reference herein.

Item 25.  Directors and Officers of Pacific Life

                       Positions and Offices
Name and Address       with Pacific Life

Thomas C. Sutton       Director, Chairman of the Board, and Chief Executive
                       Officer

Glenn S. Schafer       Director and President

Khanh T. Tran          Director, Senior Vice President and Chief Financial
                       Officer

David R. Carmichael    Director, Senior Vice President and General Counsel

Audrey L. Milfs        Director, Vice President and Corporate Secretary

Edward R. Byrd         Vice President and Controller

Brian D. Klemens       Vice President and Treasurer

Gerald W. Robinson     Executive Vice President
______________________________
The address for each of the persons listed above is as follows:

700 Newport Center Drive
Newport Beach, California 92660

Item 26. Persons Controlled by or Under Common Control with Pacific Life or Separate Account A

          The following is an explanation of the organization chart of Pacific Life's subsidiaries:

                  PACIFIC LIFE, SUBSIDIARIES & AFFILIATED ENTERPRISES
                                   LEGAL STRUCTURE

          Pacific Life is a California Stock Life Insurance Company wholly-owned by Pacific LifeCorp (a Delaware Stock Holding Company) which is, in turn, 99% owned by Pacific Mutual Holding Company (a California Mutual Holding Company). Pacific Life is the parent company of Pacific Asset Management LLC (a Delaware Limited Liability Company), Pacific Life & Annuity Company, formerly known as PM Group Life Insurance Company (an Arizona Stock Life Insurance Company), Pacific Select Distributors, Inc. (formerly known as Pacific Mutual Distributors, Inc.), and World-Wide Holdings Limited (a United Kingdom Corporation). Pacific Life also has a 40% ownership of American Maturity Life Insurance Company (a Connecticut Stock Life Insurance Company), a 50% ownership of Pacific Mezzanine Associates, L.L.C. (a Delaware Limited Liability Company and a 95% ownership of Grayhawk Golf Holdings, LLC). A subsidiary of Pacific Mezzanine Associates, L.L.C. is Pacific Mezzanine Investors, L.L.C., (a Delaware Limited Liability Company) who is the sole general partner of the PMI Mezzanine Fund, L.P. (a Delaware Limited Partnership). Subsidiaries of Pacific Asset Management LLC are PMRealty Advisors Inc. and Pacific Financial Products Inc. (a Delaware Corporation). Pacific Asset Management LLC has an approximate 30% beneficial economic interest in PIMCO Advisors L.P. (a Delaware Limited Partnership). Subsidiaries of Pacific Select Distributors, Inc. include: Associated Financial Group, Inc.; Mutual Service Corporation (a Michigan Corporation), along with its subsidiaries Advisors' Mutual Service Center, Inc. (a Michigan Corporation) and Titan Value Equities Group, Inc.; and United Planners' Group, Inc. (an Arizona Corporation), along with its subsidiary United Planners' Financial Services of America (an Arizona Limited Partnership). Subsidiaries of World-Wide Holdings Limited include: World-Wide Reassurance Company Limited (a United Kingdom Corporation) and World-Wide Reassurance Company (BVI) Limited (a British Virgin Islands Corporation). All corporations are 100% owned unless otherwise indicated. All entities are California corporations unless otherwise indicated.

Item 27.  Number of Contractholders

          Approximately 28,838 Qualified

                        31,648 Non Qualified


Item 28.  Indemnification

     (a) The Distribution Agreement between Pacific Life and Pacific Select Distributors, Inc. ("PSD", formerly known as Pacific Mutual Distributors, Inc.) provides substantially as follows:

         Pacific Life hereby agrees to indemnify and hold harmless PSD and its officers and directors, and employees for any expenses (including legal expenses), losses, claims, damages, or liabilities incurred by reason of any untrue or alleged untrue statement or representation of a material fact or any omission or alleged omission to state a material fact required to be stated to make other statements not misleading, if made in reliance on any prospectus, registration statement, post-effective amendment thereof, or sales materials supplied or approved by Pacific Life or the Separate Account. Pacific Life shall reimburse each such person for any legal or other expenses reasonably incurred in connection with investigating or defending any such loss, liability, damage, or claim. However, in no case shall Pacific Life be required to indemnify for any expenses, losses, claims, damages, or liabilities which have resulted from the willful misfeasance, bad faith, negligence, misconduct, or wrongful act of PSD.

         PSD hereby agrees to indemnify and hold harmless Pacific Life, its officers, directors, and employees, and the Separate Account for any expenses, losses, claims, damages, or liabilities arising out of or based upon any of the following in connection with the offer or sale of the contracts: (1) except for such statements made in reliance on any prospectus, registration statement or sales material supplied or approved by Pacific Life or the Separate Account, any untrue or alleged untrue statement or representation is made; (2) any failure to deliver a currently effective prospectus; (3) the use of any unauthorized sales literature by any officer, employee or agent of PSD or Broker; (4) any willful misfeasance, bad faith, negligence, misconduct or wrongful act. PSD shall reimburse each such person for any legal or other expenses reasonably incurred in connection with investigating or defending any such loss, liability, damage, or claim.

     (b) The Form of Selling Agreement between Pacific Life, Pacific Select Distributors, Inc. ("PSD" formerly known as Pacific Mutual Distributors, Inc.) and Various Broker-Dealers provides substantially as follows:

         Pacific Life and PSD agree to indemnify and hold harmless Selling Broker-Dealer and General Agent, their officers, directors, agents and employees, against any and all losses, claims, damages or liabilities to which they may become subject under the 1933 Act, the 1934 Act, or other federal or state statutory law or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon any untrue statement or alleged untrue statement of a material fact or any omission or alleged omission to state a material fact required to be stated or necessary to make the statements made not misleading in the registration statement for the Contracts or for the shares of Pacific Select Fund (the "Fund") filed pursuant to the 1933 Act, or any prospectus included as a part thereof, as from time to time amended and supplemented, or in any advertisement or sales literature approved in writing by Pacific Life and PSD pursuant to Section IV.E. Of this Agreement.

         Selling Broker-Dealer and General Agent agree to indemnify and hold harmless Pacific Life, the Fund and PSD, their officers, directors, agents and employees, against any and all losses, claims, damages or liabilities to which they may become subject under the 1933 Act, the 1934 Act or other federal or state statutory law or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon: (a) any oral or written misrepresentation by Selling Broker-Dealer or General Agent or their officers, directors, employees or agents unless such misrepresentation is contained in the registration statement for the Contracts or Fund shares, any prospectus included as a part thereof, as from time to time amended and supplemented, or any advertisement or sales literature approved in writing by Pacific Life and PSD pursuant to Section IV.E. of this Agreement, (b) the failure of Selling Broker-Dealer or General Agent or their officers, directors, employees or agents to comply with any applicable provisions of this Agreement or (c) claims by Sub-agents or employees of General Agent or Selling Broker-Dealer for payments of compensation or remuneration of any type. Selling Broker-Dealer and General Agent will reimburse Pacific Life or PSD or any director, officer, agent or employee of either entity for any legal or other expenses reasonably incurred by Pacific Life, PSD, or such officer, director, agent or employee in connection with investigating or defending any such loss, claims, damages, liability or action. This indemnity agreement will be in addition to any liability which Broker-Dealer may otherwise have.

Item 29.  Principal Underwriters

          (a) PSD also acts as principal underwriter for Pacific Select Separate Account, Pacific Select Exec Separate Account, Pacific Select Variable Annuity Separate Account, Pacific Corinthian Variable Separate Account, Separate Account B and Pacific Select Fund.

          (b) For information regarding PSD, reference is made to Form B-D, SEC File No. 8-15264, which is herein incorporated by reference.

          (c) PSD retains no compensation or net discounts or commissions from the Registrant.

Item 30.  Location of Accounts and Records

               The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules under that section will be maintained by Pacific Life at 700 Newport Center Drive, Newport Beach, California 92660.

Item 31.  Management Services

          Not applicable

Item 32.  Undertakings

          The registrant hereby undertakes:

          (a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in this registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted, unless otherwise permitted.

          (b) to include either (1) as a part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information, or (3) to deliver a Statement of Additional Information with the Prospectus.

          (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

Additional Representations

     (a) The Registrant and its Depositor are relying upon American Council of Life Insurance, SEC No-Action Letter, SEC Ref. No. 1P-6-88 (November 28, 1988) with respect to annuity contracts offered as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and the provisions of paragraphs (1)-(4) of this letter have been complied with.

     (b) The Registrant and its Depositor are relying upon Rule 6c-7 of the Investment Company Act of 1940 with respect to annuity contracts offered as funding vehicles to participants in the Texas Optional Retirement Program, and the provisions of Paragraphs (a)-(d) of the Rule have been complied with.

     (c) REPRESENTATION PURSUANT TO SECTION 26(e) OF THE INVESTMENT COMPANY ACT OF 1940: Pacific Life Insurance Company and Registrant represent that the fees and charges to be deducted under the Variable Annuity Contract ("Contract") described in the prospectus contained in this registration statement are, in the aggregate, reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed in connection with the Contract.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485 (b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 10 to the Registration Statement on Form N-4 to be signed on its behalf by the undersigned thereunto duly authorized in the City of Newport Beach, and the State of California on this 7th day of December, 2000.

                                      SEPARATE ACCOUNT A
                                           (Registrant)
                                      By: PACIFIC LIFE INSURANCE COMPANY

                                      By:  ____________________________________
                                           Thomas C. Sutton*
                                           Chairman and Chief Executive Officer

                                      By: PACIFIC LIFE INSURANCE COMPANY
                                           (Depositor)

                                      By:  ____________________________________
                                           Thomas C. Sutton*
                                           Chairman and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 10 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated:


        Signature            Title                            Date

_________________________    Director, Chairman of the Board  December 7, 2000
Thomas C. Sutton*            and Chief Executive Officer

_________________________    Director and President           December 7, 2000
Glenn S. Schafer*

_________________________    Director, Senior Vice President  December 7, 2000
Khanh T. Tran*               and Chief Financial Officer

_________________________    Director, Senior Vice President  December 7, 2000
David R. Carmichael*         and General Counsel

_________________________    Director, Vice President and     December 7, 2000
Audrey L. Milfs*             Corporate Secretary

_________________________    Vice President and Controller    December 7, 2000
Edward R. Byrd*

_________________________    Vice President and Treasurer     December 7, 2000
Brian D. Klemens*

_________________________    Executive Vice President         December 7, 2000
Gerald W. Robinson*

*By: /s/ David R. Carmichael                                  December 7, 2000
     __________________________
     David R. Carmichael
     as attorney-in-fact

(Powers of Attorney are contained in Post-Effective Amendment No. 6, to the Registration Statement filed on February 29, 2000 on Form N-4 for Separate Account A, File No. 33-88460, Accession No. 0001017062-00-000577, as
Exhibit 15.)

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